Business Acquisitions - Schedule of Purchase Price of Each Transaction (Detail) - USD ($) $ in Thousands	Dec. 15, 2017	Sep. 30, 2017	Jun. 01, 2017	Mar. 01, 2017	Dec. 01, 2016	Oct. 15, 2015	Jun. 15, 2015	Dec. 31, 2017	Dec. 31, 2016
Less: Fair value of net assets acquired:
Deferred debt issuance								$ 6,700	$ 4,000
Brasil Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 5,764
Less: Fair value of net assets acquired:
Vessels and equipment	96,000
Cash	5,217
Inventories	146
Others current assets	125
Amounts due from related parties	2
Long-term debt	(59,000)
Deferred debt issuance	618
Trade accounts payable	(154)
Accrued expenses	(1,185)
Amounts due to related parties	(36,005)
Subtotal	5,764
Difference between the purchase price and fair value of net assets acquired	$ 0
Lena Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration		$ 33,235
Less: Fair value of net assets acquired:
Vessels and equipment		142,457
Cash		470
Inventories		243
Derivatives assets		1,729
Others current assets		193
Amounts due from related parties		23,599
Long-term debt		(111,068)
Long-term debt from related parties		(22,706)
Deferred debt issuance		867
Trade accounts payable		(256)
Accrued expenses		(224)
Prepaid charter and deferred revenue		(1,758)
Amounts due to related parties		(186)
Income tax payable		(125)
Subtotal		33,235
Difference between the purchase price and fair value of net assets acquired		$ 0
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration			$ 31,759
Less: Fair value of net assets acquired:
Vessels and equipment			145,772
Intangibles: Above market time charter			1,458
Cash			3,438
Inventories			190
Derivatives assets			226
Others current assets			128
Amounts due from related parties			18,374
Long-term debt			(114,411)
Long-term debt from related parties			(22,703)
Deferred debt issuance			928
Trade accounts payable			(187)
Accrued expenses			(1,082)
Amounts due to related parties			(372)
Subtotal			31,759
Difference between the purchase price and fair value of net assets acquired			$ 0
Tordis Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration				$ 32,983
Less: Fair value of net assets acquired:
Vessels and equipment				145,754
Intangibles: Above market time charter				1,468
Cash				609
Inventories				129
Derivatives assets				1,377
Others current assets				1,348
Amounts due from related parties				20,834
Long-term debt				(114,411)
Long-term debt from related parties				(22,960)
Deferred debt issuance				795
Trade accounts payable				(106)
Accrued expenses				(503)
Amounts due to related parties				(1,351)
Subtotal				32,983
Difference between the purchase price and fair value of net assets acquired				$ 0
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration					$ 20,252
Less: Fair value of net assets acquired:
Vessels and equipment					116,751
Cash					7,146
Inventories					307
Derivatives assets					207
Others current assets					183
Amounts due from related parties					59
Long-term debt					(79,950)
Long-term debt from related parties					(24,019)
Deferred debt issuance					1,059
Trade accounts payable					(167)
Accrued expenses					(1,179)
Amounts due to related parties					(145)
Subtotal					20,252
Difference between the purchase price and fair value of net assets acquired					$ 0
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration						$ 12,863
Less: Fair value of net assets acquired:
Vessels and equipment						115,000
Cash						4,744
Inventories						144
Others current assets						188
Amounts due from related parties						1
Long-term debt						(84,275)
Long-term debt from related parties						(20,253)
Trade accounts payable						(94)
Accrued expenses						(1,555)
Prepaid charter and deferred revenue						(762)
Amounts due to related parties						(275)
Subtotal						12,863
Difference between the purchase price and fair value of net assets acquired						$ 0
Dan Sabia [Member]
Business Acquisition [Line Items]
Purchase consideration							$ 41,186
Less: Fair value of net assets acquired:
Vessels and equipment							103,389
Cash							4,343
Derivatives assets							(802)
Others current assets							25
Amounts due from related parties							935
Long-term debt							(64,470)
Trade accounts payable							(4)
Accrued expenses							(335)
Prepaid charter and deferred revenue							(442)
Amounts due to related parties							(1,453)
Subtotal							41,186
Difference between the purchase price and fair value of net assets acquired							$ 0